Schedule of Carrying Amounts and Fair Values of Financial Instruments by the Level of Valuation Inputs in the Fair Value Hierarchy (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Warrants Liability [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Balance at the beginning of the period
Acquired under business combination	1,605,529
Fair value adjustment	(868,472)
Balance at the end of the period	737,057
Forward Purchase Derivative Assets Memebr [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Balance at the beginning of the period
Acquired under business combination	1,687,530
Fair value adjustment	(601,691)
Balance at the end of the period	1,085,839
Fair Value, Inputs, Level 1 [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Cash and cash equivalents	7,273,012	$ 5,495,905
Accounts receivable – trade	813,257	522,896
Contract assets	7,676	18,317
Prepaid expenses	941,478	6,021
Accrued interest receivable	25,422	7,556
Forward purchase derivative assets	1,085,839
Loans
Accounts payable	2,263,746	43,626
Accrued expenses	5,569,026	129,546
Contract liabilities	14,583	8,333
Public Warrants	704,375
Private Placement Warrants
Fair Value, Inputs, Level 2 [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Cash and cash equivalents
Accounts receivable – trade
Contract assets
Prepaid expenses
Accrued interest receivable
Forward purchase derivative assets
Loans
Accounts payable
Accrued expenses
Contract liabilities
Public Warrants
Private Placement Warrants
Fair Value, Inputs, Level 3 [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Cash and cash equivalents
Accounts receivable – trade
Contract assets
Prepaid expenses
Accrued interest receivable
Forward purchase derivative assets	1,085,839
Loans	1,280,815	1,417,637
Accounts payable
Accrued expenses
Contract liabilities
Public Warrants
Private Placement Warrants	32,682
Carrying Amount [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Cash and cash equivalents	7,273,012	5,495,905
Accounts receivable – trade	813,257	522,896
Contract assets	7,676	18,317
Prepaid expenses	941,478	6,021
Accrued interest receivable	25,422	7,556
Forward purchase derivative assets	1,085,839
Loans	1,421,414	1,463,560
Accounts payable	2,263,746	43,626
Accrued expenses	5,569,026	129,546
Contract liabilities	14,583	8,333
Public Warrants	704,375
Private Placement Warrants	32,682
Fair Value [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Cash and cash equivalents	7,273,012	5,495,905
Accounts receivable – trade	813,257	522,896
Contract assets	7,676	18,317
Prepaid expenses	941,478	6,021
Accrued interest receivable	25,422	7,556
Forward purchase derivative assets	1,085,839
Loans	1,280,815	1,417,637
Accounts payable	2,263,746	43,626
Accrued expenses	5,569,026	129,546
Contract liabilities	14,583	$ 8,333
Public Warrants	704,375
Private Placement Warrants	$ 32,682